Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of Trade and Other Payables [Abstract]
Summary of detailed information about trade and other payables
The Company’s trade and other payables a
r
e comprised of the following:

	June 30, 2021	June 30, 2020

Payroll and employee benefits	$9,601	$9,670
Trade payables	14,051	4,173
Deferred share units	4,688	3,685
Customer deposits	3,701	1,687
Accrued liabilities	1,824	527
Accrued warranty	15	133
Sales taxes payable	236	254

	$34,116	$20,129